FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-6239


                          Tax-Free Fund For Utah
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: June 30, 2004

                  Date of reporting period: March 31, 2005





Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14).

                  TAX-FREE FUND FOR UTAH
                  SCHEDULE OF INVESTMENTS
                      March 31, 2005
                        (unaudited)

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                                     Rating
   Face                                                                   Moody's/
   Amount           General Obligation Bonds (21.1%)                       S&P                     Value  (a)

              City, County and State (10.3%)

              American Fork City, Utah
  $ 610,000   5.000%, 12/01/14 FGIC Insured                               Aaa/NR               $     636,608
    645,000   5.000%, 12/01/15 FGIC Insured                               Aaa/NR                     673,135


              Anderson, Indiana San District
    505,000   4.600%, 07/15/23 AMBAC Insured                              Aaa/AAA                    509,146


              Brian Head, Utah
    405,000   6.500%, 03/15/24                                            NR/NR*                     469,557

              Brian Head, Utah
    530,000   5.000%, 08/01/19 XLCA  Insured                              Aaa/NR                     559,887

              Cedar City, Utah Special Improvement
                District Assessment
    235,000   5.050%, 09/01/10                                            NR/NR*                     241,585
    215,000   5.200%, 09/01/11                                            NR/NR*                     222,802

              Clearfield City, Utah
  2,095,000   5.125%, 02/01/18 MBIA Insured                               Aaa/AAA                  2,165,099

              Coral Canyon, Utah Special Service District
    580,000   5.700%, 07/15/18                                            NR/NR*                     600,886

              Hurricane, Utah
    295,000   5.400%, 11/01/09 Radian Insured                             NR/AA                      316,936

              Nevada State
    965,000   4.500%, 08/01/21 FSA Insured                                Aaa/AAA                    974,293

              St. George, Utah
    100,000   5.375%, 08/01/21 FGIC Insured (pre-refunded)                Aaa/AAA                    106,614

              Salt Lake City, Utah
    120,000   5.750%, 06/15/17 (pre-refunded)                             Aaa/NR                     134,044

              Spokane County, Washington
    420,000   4.500%, 12/01/23  MBIA Insured                              Aaa/AAA                    420,832

              Waco, Texas
  2,560,000   4.500%, 02/01/24 MBIA Insured                               Aaa/AAA                  2,531,021

              Washington County, Utah
  1,250,000   5.000%, 10/01/22  MBIA Insured                              Aaa/NR                   1,311,225

              Washington St.
    605,000   4.500%, 07/01/23 FSA Insured                                Aaa/AAA                    597,546
  3,315,000   4.500%, 01/01/22 MBIA Insured                               Aaa/AAA                  3,287,850

              Total City, County and State                                                        15,759,066

              School District (10.8%)

              Alpine, Utah School District
    375,000   5.000%, 03/15/12  (pre-refunded)                            Aaa/NR                     407,194

              Carbon County, Utah School District
    800,000   5.000%, 06/15/21                                            Aaa/NR                     834,544

              Dallas, Texas Independent School District
  2,500,000   5.000%, 08/15/29                                            Aaa/AAA                  2,575,225

              Davis County, Utah School District
    575,000   5.000%, 06/01/15                                            Aaa/NR                     612,778
    250,000   5.100%, 06/01/16                                            Aaa/NR                     269,047
    675,000   5.150%, 06/01/17                                            Aaa/NR                     728,521

              Frisco, Texas Independent School District
  1,260,000   5.000%, 07/15/26                                            Aaa/NR                   1,300,509

              Navasota, Texas Independent School District
    475,000   5.000%, 08/15/23 FGIC Insured ++++                          Aaa/NR                     493,321

              Nebo, Utah School District
    440,000   5.500%, 07/01/11                                            Aaa/AAA                    485,307

              North Summit County, Utah School District
    760,000   5.000%, 02/01/23                                            Aaa/NR                     798,669
    800,000   5.000%, 02/01/24 ++                                         Aaa/NR                     836,336

              Rich County, Utah School District
    120,000   5.500%, 12/15/09                                            NR/NR*                     121,940
    100,000   5.600%, 12/15/10                                            NR/NR*                     101,239

              Salt Lake City, Utah School District
    265,000   5.000%, 03/01/21                                            Aaa/NR                     277,585

              Washington County, Utah
    440,000   5.000%, 10/01/18 XLCA  Insured                              Aaa/NR                     467,667
    465,000   5.000%, 10/01/19 XLCA  Insured                              Aaa/NR                     493,491
    490,000   5.000%, 10/01/20 XLCA  Insured                              Aaa/NR                     518,449
    510,000   5.000%, 10/01/21 XLCA  Insured                              Aaa/NR                     537,979
    535,000   5.000%, 10/01/22 XLCA  Insured                              Aaa/NR                     562,649
    565,000   5.000%, 10/01/23 XLCA  Insured                              Aaa/NR                     592,402
    320,000   5.000%, 10/01/24 XLCA  Insured                              Aaa/NR                     334,256

              Weber County, Utah School District
    750,000   5.000%, 06/15/18                                            Aaa/NR                     791,167
    825,000   5.000%, 06/15/20                                            Aaa/NR                     876,191

              Weber County, Utah School District Series B
  1,485,000   5.000%, 06/15/21                                            Aaa/NR                   1,549,122

              Total School District                                                               16,565,588

              Total General Obligation Bonds                                                      32,324,654

              Revenue Bonds (79.5%)

              Education (11.6%)

              Clinton Prairie, Indiana Community School Building
    675,000   4.625%, 01/15/19 FGIC Insured                               NR/AAA                     691,902

              Florida State Board Education Public Education
    210,000   4.500%, 06/01/25 FSA Insured                                NR/AAA                     208,887

              Laredo, Texas Independent School
                District Public Facility Corp.
    190,000   5.000%, 8/01/24 AMBAC Insured                               Aaa/AAA                    196,010

              Raven Hills, Texas Higher Education
                Housing & Education Revenue
    215,000   5.000%, 06/01/26 AMBAC Insured                              Aaa/NR                     220,829

              St. Joseph County, Indiana Educational
                Facilities Revenue
    100,000   5.000%, 3/01/27                                             Aaa/NR                     101,561

              Salt Lake County, Utah Westminster College Project
    115,000   5.050%, 10/01/10                                            NR/BBB                     120,379
    100,000   5.500%, 10/01/19                                            NR/BBB                     103,440
  1,000,000   5.750%, 10/01/27                                            NR/BBB                   1,036,390

              Southern Utah University Revenue
    375,000   6.300%, 06/01/16                                            NR/NR*                     386,524

              Texas State College Student Loan Revenue
    100,000   5.000%, 08/01/22 AMT                                        Aa1/AA                     101,896

              Tyler, Texas Independent School District
    325,000   5.000%, 02/15/26 FSA Insured                                NR/AAA                     334,675

              University Nevada University Revenues
    190,000   4.500%, 07/01/24 MBIA Insured                               NR/AAA                     190,416

              University of Utah Revenue Refunding,
               (Biology Research Facilities)
    200,000   5.500%, 04/01/11 MBIA Insured                               Aaa/AAA                    207,216

              Utah State Board Regents Dixie State College
    115,000   5.500%, 05/01/13 MBIA Insured                               Aaa/AAA                    127,473
    120,000   5.500%, 05/01/14 MBIA Insured                               Aaa/AAA                    133,015
    130,000   5.500%, 05/01/15 MBIA Insured                               Aaa/AAA                    144,355
    400,000   5.100%, 05/01/21 MBIA Insured                               Aaa/AAA                    419,572

              Utah State Board Regents Office Facility Revenue
    450,000   5.050%, 02/01/20 MBIA Insured                               Aaa/AAA                    470,556
    360,000   5.125%, 02/01/22 MBIA Insured                               Aaa/AAA                    377,377

              Utah State Board Regents Revenue University Utah
  1,045,000   5.000%, 04/01/23 MBIA Insured                               Aaa/AAA                  1,096,100

              Utah State Board Regents Salt Lake Community College
  1,260,000   5.500%, 06/01/16 FSA Insured                                Aaa/AAA                  1,375,076

              Utah State Board Regents University
                Utah-Auxiliary & Campus Revenue
    895,000   5.250%, 04/01/12  MBIA Insured                              Aaa/AAA                    960,075
  1,015,000   5.000%, 04/01/20  MBIA Insured                              Aaa/AAA                  1,045,663

              Utah State Board Regents University Utah
                Hospital Revenue
  2,030,000   5.500%, 08/01/17 MBIA Insured                               Aaa/AAA                  2,198,490
    905,000   5.000%, 05/01/19 AMBAC Insured                              Aaa/AAA                    952,838
  3,595,000   5.000%, 08/01/19 MBIA Insured ++                            Aaa/AAA                  3,748,974

              Weber State University, Utah Revenue
    100,000   5.250%, 04/01/24 FSA Insured                                NR/AAA                     105,213

              Weber State University, Utah Revenue
                Student Facilities System Series A
    300,000   5.100%, 04/01/16                                            NR/AA                      319,755
    425,000   5.250%, 04/01/19                                            NR/AA                      457,109

              Total Education                                                                     17,831,766

              Healthcare (2.5%)

              Harris County, Texas Health Facility Development Corp.
    145,000   5.000%, 11/15/28 AMBAC Insured                              NR/AAA                     147,474

              Murray City, Utah Hospital Revenue
    595,000   5.000%, 05/15/22 MBIA Insured                               Aaa/AAA                    605,942

              Salt Lake County, Utah Hospital Revenue -
                IHC Hospitals, Inc.
    500,000   5.500%, 05/15/13 AMBAC Insured                              Aaa/AAA                    546,770

              Tarrant County, Texas Health Facilities Revenue
    230,000   5.000%, 02/15/26 MBIA Insured                               Aaa/AAA                    234,556

              Utah County, Utah Hospital Revenue,
                IHC Health Services
  1,935,000   5.250%, 08/15/21 MBIA Insured ETM                           Aaa/AAA                  2,014,954

              Utah State Board Regents Revenue
                University Utah Hospital Revenue
    310,000   5.000%, 08/01/21 MBIA Insured                               Aaa/AAA                    322,056

              Total Healthcare                                                                     3,871,752

              Housing (3.1%)

              Provo City, Utah Housing Authority
    500,000   5.800%, 07/20/22 GNMA Collateralized                        Aaa/NR                     518,165

              Utah Housing Corporation Single Family Housing
     70,000   5.250%, 07/01/23 AMT                                        Aa2/AA                      70,428

              Utah Housing Corporation Single Family Mortgage
    375,000   5.150%, 07/01/23 AMT                                        Aaa/AAA                    374,396

              Utah State Housing Agency Housing Revenue
    155,000   5.650%, 07/01/27 AMT                                        Aa2/AA                     159,076

              Utah State Housing Corporation Single
                Family Housing Revenue
    950,000   5.125%, 07/01/24 AMT                                        Aa3/AA-                    953,173

              Utah State Housing Finance Agency
     20,000   6.350%, 07/01/12  AMBAC Insured  AMT                        Aaa/AAA                     19,981
     10,000   6.150%, 07/01/16 Senior Issue A-1                           Aaa/AAA                     10,213
    150,000   5.300%, 07/01/18  AMT                                       Aaa/AAA                    155,750
    120,000   5.000%, 07/01/18  AMT                                       Aaa/AAA                    121,313
    320,000   5.400%, 07/01/20  AMT                                       Aa2/AA                     325,571
      5,000   6.600%, 07/01/11 Series E-1                                 NR/AA                        4,957
     25,000   6.350%, 07/01/11 Mezzanine Series G-1                       AAA/NR                      25,081
    205,000   5.650%, 07/01/16 Series 1994C                               Aaa/AAA                    209,895
     80,000   5.400%, 07/01/16  AMT                                       Aa2/AA                      80,601
    135,000   6.000%, 07/01/17  AMT                                       Aaa/AAA                    138,062
    930,000   5.500%, 07/01/18  AMT                                       Aa3/AA-                    959,379
    440,000   5.600%, 07/01/23  AMT                                       Aa2/AA                     446,860
    165,000   5.700%, 07/01/26  MBIA Insured                              Aaa/AAA                    165,972

              Total Housing                                                                        4,738,873

              Industrial Development & Pollution Control (0.5%)

              Sandy City, Utah Industrial Development,
                H Shirley Wright Project,
              Refunding Bonds, LOC Olympus Bank
    250,000    6.125%, 08/01/16                                           NR/AAA                     253,452

              Utah County Environmental Improvement Revenue
    435,000   5.050%, 11/01/17                                            Baa1/BBB+                  465,924

              Total Industrial Development & Pollution Control                                       719,376

              Lease (8.6%)

              Celebration Community Development District, Florida
    290,000   5.000%,05/01/22 MBIA Insured                                Aaa/AAA                    304,317

              Lehi, Utah Municipal Building Lease
                Revenue, Building Revenue
  1,020,000   5.500%, 06/15/15 AMBAC Insured                              Aaa/NR                   1,127,294

              Marion County, Indiana Convention &
                Recreational Facilities Authority Revenue
    390,000   5.000%, 06/01/27 MBIA Insured                               Aaa/AAA                    398,139

              Murray City, Utah Municipal Building Revenue
    520,000   5.050%, 12/01/15 AMBAC Insured                              Aaa/NR                     553,478

              Salt Lake County, Utah Municipal Building
                Authority, Lease Revenue
    100,000   5.400%, 10/01/19 (pre-refunded)                             Aa1/AA+                    108,478
    320,000   5.400%, 10/15/19 AMBAC Insured                              Aaa/AAA                    345,613
  3,900,000   5.200%, 10/15/20 AMBAC Insured                              Aaa/AAA                  4,132,011

              Sandy City, Utah Municipal Building Authority
    700,000   5.600%, 06/15/15 AMBAC Insured                              Aaa/NR                     776,944

              Utah County, Utah Municipal Building
               Authority, Lease Revenue
    120,000   5.500%, 11/01/16  AMBAC Insured                             Aaa/NR                     130,961
    240,000   5.500%, 11/01/17  AMBAC Insured                             Aaa/NR                     261,485

              Utah State Building Ownership Authority
  1,350,000   5.250%, 05/15/20  FSA Insured                               Aaa/AAA                  1,439,545
  1,080,000   5.000%, 05/15/25                                            Aa1/AA+                  1,123,222

              Washington County - Saint George, Utah
                Interlocal Agency Revenue
  1,000,000   5.125%, 12/01/17 AMBAC Insured                              NR/AAA                   1,050,720
    100,000   5.125%, 12/01/22 AMBAC Insured                              NR/AAA                     104,686

              West Bountiful, Utah Courthouse Revenue
    410,000   5.000%, 05/01/19                                            NR/A-                      436,925

              West Valley City, Utah
    865,000   5.000%, 08/01/21 AMBAC Insured                              Aaa/AAA                    903,190

              Total Lease                                                                         13,197,008

              Tax Revenue  (29.4%)

              Bay County, Florida Sales Tax Revenue
    175,000   4.750%, 09/01/23 FSA Insured                                Aaa/NR                     177,422

              Bluffdale City, Utah Series 2004
    310,000   6.000%, 12/01/14                                            NR/NR*                     309,296
    330,000   6.000%, 12/01/15                                            NR/NR*                     329,967
    350,000   6.000%, 12/01/16                                            NR/NR*                     350,056
    370,000   6.000%, 12/01/17                                            NR/NR*                     370,059
    395,000   6.000%, 12/01/18                                            NR/NR*                     395,115
    420,000   6.000%, 12/01/19                                            NR/NR*                     420,122
    295,000   6.000%, 12/01/13                                            NR/NR*                     294,380

              Bluffdale, Utah Sales Tax Revenue
  2,110,000   5.500%, 08/01/23                                            NR/NR*                   2,214,698

              Bountiful, Utah Special Improvement District
               Special Assessment Revenue
    203,000   5.000%, 06/01/14                                            NR/NR*                     201,078
    213,000   5.150%, 06/01/15                                            NR/NR*                     211,820
    224,000   5.300%, 06/01/16                                            NR/NR*                     222,681
    236,000   5.500%, 06/01/17                                            NR/NR*                     236,604
    249,000   5.650%, 06/01/18                                            NR/NR*                     251,283

              Brian Head, Utah Special Service
               Improvement District Revenue
    410,000   5.350%, 11/01/12                                            NR/NR*                     424,161

              Cache County, Utah Sales Tax Revenue
    500,000   5.000%, 12/15/14  FGIC Insured                              Aaa/AAA                    536,575
    670,000   5.000%, 12/15/16  FGIC Insured                              Aaa/AAA                    713,503
    600,000   5.000%, 12/15/17  FGIC Insured                              Aaa/AAA                    634,482
    510,000   5.000%, 12/15/18  FGIC Insured                              Aaa/AAA                    536,214
    830,000   5.000%, 12/15/19  FGIC Insured                              Aaa/AAA                    872,106

              Clearfield, Utah  Sales Tax Revenue
    590,000   5.000%, 07/01/18  FGIC Insured                              Aaa/AAA                    624,657
    620,000   5.000%, 07/01/19  FGIC Insured                              Aaa/AAA                    653,319
    650,000   5.000%, 07/01/20  FGIC Insured                              Aaa/AAA                    682,623

              Coral Canyon, Utah Special Service District
    110,000   5.000%, 07/15/13                                            NR/NR*                     113,069
    250,000   5.500%, 07/15/18                                            NR/NR*                     257,002

              Davis County, Utah Sales Tax Revenue
  1,470,000   5.150%, 10/01/18 AMBAC Insured                              NR/AAA                   1,567,975

              Jordanelle, Utah Special Service District
    186,000   5.000%, 11/15/14                                            NR/NR*                     187,641
    196,000   5.100%, 11/15/15                                            NR/NR*                     197,919
    206,000   5.200%, 11/15/16                                            NR/NR*                     207,741
    216,000   5.300%, 11/15/17                                            NR/NR*                     217,821
    228,000   5.400%, 11/15/18                                            NR/NR*                     230,068
    240,000   5.500%, 11/15/19                                            NR/NR*                     242,172
    253,000   5.600%, 11/15/20                                            NR/NR*                     255,118
    268,000   5.700%, 11/15/21                                            NR/NR*                     270,238
    283,000   5.800%, 11/15/22                                            NR/NR*                     285,360
    299,000   6.000%, 11/15/23                                            NR/NR*                     301,482

              Jordanelle, Utah Special Service
                Improvement District
    360,000   8.000%, 10/01/11                                            NR/NR*                     377,669

              Lehi, Utah Sales Tax
    610,000   5.000%, 06/01/21 FSA Insured                                Aaa/AAA                    643,892
    790,000   5.000%, 06/01/24 FSA Insured                                Aaa/AAA                    825,969

              Mountain Regional Water District,
                Utah Special Assessment Revenue
  1,935,000   7.000%, 12/01/18                                            NR/NR*                   1,939,683

              Mountain Regional Water, Utah Special Service District
  2,000,000   5.000%, 12/15/20 MBIA Insured                               Aaa/AAA                  2,105,000

              North Ogden, Utah Sales Tax Revenue
    195,000   5.000%, 11/01/24 XLCA Insured                               NR/AAA                     202,972

              Orem, Utah Special Assessment Revenue
     96,000   5.000%, 08/01/15                                            NR/NR*                      96,996
    101,000   5.150%, 08/01/16                                            NR/NR*                     102,116
    106,000   5.300%, 08/01/17                                            NR/NR*                     107,623
    112,000   5.500%, 08/01/18                                            NR/NR*                     115,083
    118,000   5.650%, 08/01/19                                            NR/NR*                     121,979

              Pleasant Grove City, Utah Sales Tax Revenue
    410,000   5.250%, 12/01/17 MBIA Insured                               Aaa/AAA                    445,744

              Salt Lake City, Utah Sales Tax Revenue
    490,000   5.250%, 02/01/12                                            NR/AAA                     536,016
    265,000   5.250%, 02/01/13                                            NR/AAA                     289,552
  1,320,000   5.250%, 02/01/15                                            NR/AAA                   1,424,953
    100,000   5.250%, 02/01/17                                            NR/AAA                     107,023

              Salt Lake County, Utah Sales Tax Revenue
    955,000   5.000%, 2/01/21 XLCA Insured                                NR/AAA                   1,006,474
  1,005,000   5.000%, 2/01/22 XLCA Insured                                NR/AAA                   1,055,069
  1,060,000   5.000%, 2/01/23 XLCA Insured                                NR/AAA                   1,109,354
  1,115,000   5.000%, 2/01/24 XLCA Insured                                NR/AAA                   1,162,399

              Sandy City, Utah Sales Tax Revenue
    520,000   5.000%, 09/15/18 AMBAC Insured                              NR/AAA                     546,348
    605,000   5.000%, 09/15/20 AMBAC Insured                              NR/AAA                     632,897

              South Jordan, Utah Municipal Building
                Authority Revenue
    290,000   5.375%,10/01/20 AMBAC Insured                               NR/AAA                     314,024

              South Jordan, Utah Sales Tax
    570,000   5.000%, 08/15/15 AMBAC Insured                              Aaa/AAA                    603,676

              South Jordan, Utah Special Assignment
  1,000,000   6.875%, 11/01/17                                            NR/NR*                   1,022,270

              South Weber City, Utah
    525,000   5.000%, 01/15/24 MBIA Insured                               Aaa/AAA                    546,919

              Utah Water Finance Agency Revenue
    775,000   5.100%, 07/01/18 AMBAC Insured                              Aaa/NR                     817,602
    510,000   5.000%, 07/01/18 AMBAC Insured                              Aaa/NR                     538,137
    260,000   5.000%, 06/01/19 MBIA Insured                               Aaa/AAA                    267,855
    685,000   5.000%, 07/01/19 AMBAC Insured                              Aaa/NR                     721,812

              Wasatch County, Utah Building Authority
    130,000   5.000%, 10/01/15                                            A3/NR                      133,988
    135,000   5.000%, 10/01/16                                            A3/NR                      139,814

              Wasatch County, Utah Sales Tax Revenue
    205,000   5.000%, 12/01/16  AMBAC Insured                             Aaa/AAA                    218,255
    210,000   5.000%, 12/01/17  AMBAC Insured                             Aaa/AAA                    222,016
    225,000   5.000%, 12/01/18  AMBAC Insured                             Aaa/AAA                    236,668

              Washington City, Utah Sales Tax Revenue
    680,000   5.250%, 11/15/17  AMBAC Insured                             Aaa/AAA                    737,766

              Weber County Utah Sales Tax Revenue
    385,000   5.000%, 07/01/23 AMBAC Insured                              Aaa/NR                     402,960

              West Valley City, Utah Redevelopment Agency Revenue
  1,625,000   5.000%, 03/01/21 ++++                                       NR/A-                    1,660,604
    320,000   5.000%, 03/01/22 ++++                                       NR/A-                      325,741
    350,000   5.000%, 03/01/23 ++++                                       NR/A-                      355,176
  1,000,000   5.000%, 03/01/24 ++++                                       NR/A-                    1,010,860


              West Valley City, Utah Sales Tax Revenue
    800,000   5.500%, 07/15/17 MBIA Insured                               Aaa/AAA                    868,760
    250,000   5.000%, 07/15/20 AMBAC Insured                              Aaa/AAA                    262,095
    180,000   5.000%, 07/15/21 MBIA Insured                               Aaa/AAA                    187,459
  1,400,000   6.000%, 03/01/24                                            NR/A-                    1,470,126

              Woodland Hills, Utah Special Assessment Revenue
     93,000   5.500%, 08/01/09                                            NR/NR*                      94,455
    221,000   5.500%, 08/01/10                                            NR/NR*                     225,471
    233,000   5.500%, 08/01/11                                            NR/NR*                     239,105
    246,000   5.500%, 08/01/12                                            NR/NR*                     252,081
    261,000   5.500%, 08/01/13                                            NR/NR*                     268,167

              Total Tax Revenue                                                                   45,094,500

              Transportation (0.9%)

              Port of Seattle, Washington Revenue
    100,000   5.100%, 04/01/24 AMT FGIC Insured                           Aaa/AAA                    101,691

              Utah Transit Authority Sales Tax &
                Transportation Revenue
  1,000,000   5.400%, 12/15/16 FSA Insured                                NR/AAA                   1,066,830
    100,000   5.000%, 06/15/21 FSA Insured                                Aaa/AAA                    104,939
    100,000   5.000%, 06/15/25 FSA Insured                                Aaa/AAA                    103,478

              Total Transportation                                                                 1,376,938

              Utility (10.5%)

              Indianapolis, Indiana Gas Utility Revenue
    290,000   5.000%, 08/15/24 AMBAC Insured                              Aaa/AAA                    297,612

              Intermountain Power Agency Utilities
                Light & Power Service, Utah
    450,000   5.000%, 07/01/12 MBIA Insured ETM                           Aaa/AAA                    453,082
  1,470,000   5.250%, 07/01/15 MBIA Insured                               Aaa/AAA                  1,579,441
     90,000   5.000%, 07/01/16                                            A1/A+                       92,908
    425,000   5.000%, 07/01/18 FSA Insured                                Aaa/AAA                    448,447
  1,380,000   5.000%, 07/01/19 MBIA Insured                               Aaa/AAA                  1,433,323
  2,415,000   5.000%, 07/01/21                                            A1/A+                    2,463,976
    445,000   5.000%, 07/01/23 FSA Insured                                Aaa/AAA                    454,701

              Lower Colorado River Authority, Texas Revenue
    175,000   5.000%, 05/15/26 FSA Insured                                Aaa/AAA                    179,837

              Manti City, Utah Electric System Revenue
    603,000   5.750%, 02/01/17                                            NR/NR*                     622,085

              Murray City, Utah Utility Electric Revenue
    400,000   5.625%, 06/01/18 AMBAC Insured                              Aaa/NR                     435,816
  1,340,000   5.000%, 06/01/25 AMBAC Insured                              Aaa/NR                   1,398,947

              Salem, Utah Electric Revenue
    125,000   5.300%, 11/01/07                                            NR/NR*                     128,992
    130,000   5.350%, 11/01/08                                            NR/NR*                     135,784
    140,000   5.400%, 11/01/09                                            NR/NR*                     146,800

              Seattle, Washington Municipal Light & Power Revenue
  1,360,000   4.500%, 08/01/19 FSA Insured                                Aaa/AAA                  1,382,726

              Southern Utah Valley Power System Revenue
    210,000   5.250%, 09/15/13 MBIA Insured                               NR/AAA                     230,435
    225,000   5.250%, 09/15/14 MBIA Insured                               NR/AAA                     246,895
    235,000   5.250%, 09/15/15 MBIA Insured                               NR/AAA                     256,749
    185,000   5.125%, 09/15/21 MBIA Insured                               NR/AAA                     195,234

              Springville, Utah Electric Revenue
    550,000   5.600%, 03/01/09                                            Baa1/NR                    580,079

              Utah Assessed Municipal Power System Revenue
    790,000   5.250%, 12/01/09                                            NR/A-                      839,454
  1,000,000   5.000%, 04/01/21 FSA Insured                                Aaa/AAA                  1,047,590

              Washington, Utah Electric Revenue
    985,000   5.000%, 09/01/21 XLCA Insured                               Aaa/NR                   1,034,723

              Total Utility                                                                       16,085,636

              Water and Sewer (12.4%)

              Ashley Valley, Utah
    230,000    9.500%, 01/01/08 AMBAC Insured                             Aaa/AAA                    251,171

              Eagle Mountain, Utah Water and Sewer
    750,000   5.800%, 11/15/16 ACA Insured                                NR/A                       798,300

              Granger and Hunter, Utah Improvement
                District Water and Sewer
    350,000   5.000%, 03/01/18 FSA Insured                                Aaa/NR                     369,929

              Mesquite, Texas Waterworks & Sewer Revenue
    225,000   4.500%, 03/01/24 FSA Insured                                Aaa/AAA                    221,611

              Murray City, Utah Sewer and Water Revenue
    465,000   5.000%, 10/01/17  AMBAC Insured                             Aaa/NR                     494,062
    390,000   5.000%, 10/01/18  AMBAC Insured                             Aaa/NR                     412,086
    440,000   5.000%, 10/01/19  AMBAC Insured                             Aaa/NR                     464,270

              North Davis County, Utah Sewer District
  1,330,000   5.375%, 03/01/18 AMBAC Insured  (pre-refunded)              Aaa/NR                   1,474,012
  1,350,000   5.000%, 03/01/21 AMBAC Insured                              Aaa/NR                   1,420,281
    150,000   5.125%, 03/01/22 AMBAC Insured  (pre-refunded)              Aaa/NR                     163,967

              Orem, Utah Water & Storm Sewer Revenue
  1,720,000   4.500%, 07/15/17 MBIA Insured                               NR/AAA                   1,758,287

              Riverton, Utah Water Revenue
    100,000   5.350%, 09/01/15 FGIC Insured  (pre-refunded)               Aaa/NR                     109,862

              Salt Lake City, Utah Metropolitan Water Revenue
  1,200,000   5.375%, 07/01/24 AMBAC Insured (pre-refunded)               Aaa/AAA                  1,303,128
    125,000   5.375%, 07/01/29 AMBAC Insured (pre-refunded)               Aaa/AAA                    135,743

              Salt Lake City, Utah Water and Sewer Revenue
    500,000   5.750%, 02/01/13  AMBAC Insured                             Aaa/AAA                    505,315
    675,000   5.000%, 02/01/19 FSA Insured                                Aaa/AAA                    713,407
    845,000   5.000%, 02/01/20 FSA Insured                                Aaa/AAA                    889,903

              Salt Lake & Sandy, Utah Water District
  1,000,000   5.000%, 07/01/20 AMBAC Insured                              Aaa/NR                   1,055,180

              Spanish Fork City, Utah Water Revenue
    195,000   5.500%, 06/01/17 FSA Insured                                Aaa/NR                     214,052
     55,000   5.500%, 06/01/17 FSA Insured (pre-refunded)                 Aaa/NR                      61,575

              Upper Trinity Regional Water District , Texas
    205,000   4.500%, 08/01/20 AMBAC Insured                              Aaa/AAA                    206,074

              Utah Water Finance Agency Revenue
    100,000   5.000%, 06/01/14 MBIA Insured                               Aaa/AAA                    104,623

    200,000   5.250%, 07/01/16 AMBAC Insured                              Aaa/NR                     217,136

    250,000   5.375%, 09/01/17 AMBAC Insured                              Aaa/NR                     273,950

    310,000   5.000%, 10/01/17 AMBAC Insured                              Aaa/NR                     327,425

    500,000   5.250%, 10/01/18 AMBAC Insured                              Aaa/NR                     543,130

    465,000   5.000%, 10/01/20 AMBAC Insured                              Aaa/NR                     486,562

    830,000   4.500%, 10/01/22 AMBAC Insured                              Aaa/NR                     831,320

    100,000   5.125%, 07/01/23 AMBAC Insured                              Aaa/NR                     104,825

    285,000   5.300%, 10/01/23 MBIA Insured                               Aaa/AAA                    306,560

    870,000   4.500%, 10/01/23  AMBAC Insured                             Aaa/NR                     867,834

    450,000   5.400%, 10/01/24 AMBAC Insured                              Aaa/AAA                    475,650

    250,000   5.500%, 10/01/29 AMBAC Insured                              Aaa/AAA                    266,963


              Weber-Box Elder, Utah Conservation
                 District Water Revenue
    200,000   6.450%, 11/01/14  (pre-refunded)                            Baa3/NR                    229,518

    200,000   6.500%, 11/01/19  (pre-refunded)                            Baa3/NR                    230,020

    335,000   6.900%, 11/01/20  (pre-refunded)                            Baa3/NR                    392,014


              White City, Utah  Water Improvement
    300,000   5.90%, 02/01/22 AMBAC Insured                               Aaa/AAA                    311,178


              Total Water and Sewer                                                               18,990,923



              Total Revenue Bonds                                                                121,906,772


              Total Investments  (cost $151,047,890**)            100.6%                         154,231,426


              Other assets less liabilities
                                                                  (0.6)                             (929,610)

              Net                                                 100.0%                       $  153,301,816
              Assets


              Portfolio Distribution By Quality Rating (unaudited)

              Highest rating (1)
                                                                   77.0  %
              Second highest rating (2)
                                                                    3.5
              Third highest rating (3)
                                                                    6.3
              Fourth highest rating (4)
                                                                    2.1
              Not rated*:
                                                                   11.1

                                                                  100.0  %
              (1) Aaa of Moody's or AAA of S&P.
              (2) Aa of Moody's or AA of S&P.
              (3) A of Moody's or S&P.
              (4) Baa of Moody's or BBB of S&P.

               * Any security not rated (NR) by either credit rating service must be determined by the Manager to have sufficient quality to be ranked in the top four ratings if a credit rating were to be assigned by a rating service.

               ** See note b.

               ++ These securities are pledged as collateral for the Fund's when
               - issued commitments.

               ++++ Security traded on a "when-issued" basis.

              PORTFOLIO ABBREVIATIONS:

              ACA        - American Capital Assurance Financial Guaranty Corp.
              AMBAC      - American Municipal Bond Assurance Corp.
              AMT        - Alternative Minimum Tax
              ETM        - Escrowed to Maturity
              FGIC       - Financial Guaranty Insurance Co.
              FSA        - Financial Security Assurance
              GNMA       - Government National Mortgage Association
              LOC        - Letter of Credit
              MBIA       - Municipal Bond Investors Assurance
              NR         - Not Rated
              XLCA       - XL Capital Assurance

              See accompanying notes to financial statements.

              NOTES TO FINANCIAL STATEMENTS
              TAX-FREE FUND FOR UTAH

     (a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

     (b) At March 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $151,011,017 amounted to $3,220,409, which consisted of aggregate gross unrealized appreciation of $3,727,674 and aggregate gross unrealized depreciation of $507,265.










Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).



                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE FUND FOR UTAH



By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      May 26, 2005



By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	May 26, 2005